Commitments and Contingencies	3 Months Ended
Mar. 31, 2023
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 6. COMMITMENTS AND CONTINGENCIES

Registration Rights

Pursuant to a registration rights agreement entered into on June 11, 2021, the holders of the Founder Shares, Private Placement Warrants and any warrants that may be issued upon conversion of the Working Capital Loans (and any shares of Class A common stock issuable upon the exercise of the Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans and upon conversion of the Founder Shares) are entitled to registration rights requiring the Company to register such securities for resale (in the case of the Founder Shares, only after conversion to shares of our Class A common stock). The holders of these securities will be entitled to make up to three demands, excluding short form registration demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. However, the registration rights agreement will provide that the Company will not be required to effect or permit any registration or cause any registration statement to become effective until termination of the applicable lock-up period. The registration rights agreement does not contain liquidated damages or other cash settlement provisions resulting from delays in registering the Company’s securities. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The Company granted the underwriter a 45-day option to purchase up to 2,250,000 additional Units to cover over-allotments at the Initial Public Offering price, less the underwriting discounts and commissions. On July 1, 2021, the underwriters elected to fully exercise the over-allotment option to purchase an additional 2,250,000 Units at a price of $10.00 per Unit.

The underwriters were paid $3,450,000 at the Initial Public Offering. The underwriters are also entitled to a deferred fee of $0.35 per Unit, or $6,037,500 in the aggregate. The deferred fee will become payable to the underwriter from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.

The Company agreed to pay for the FINRA-related fees and expenses of the underwriters’ legal counsel and certain diligence and other fees, which such fees and expenses are capped at an aggregate of $50,000. The Company also reimbursed the underwriters for background checks on our directors, director nominees and executive officers.

PublicSq. Merger Agreement

On February 27, 2023, the Company entered into the Merger Agreement with the Merger Sub, the Sponsor, the capacity as Purchaser representative (solely for the purpose of certain sections of the Merger Agreement), and PublicSq. Pursuant to the Merger Agreement, Merger Sub will merge with and into PublicSq., with PublicSq. being the surviving company following the merger (the “Merger”) and continuing in existence as a wholly owned subsidiary of the Company. Any PublicSq. convertible securities which remain outstanding and have not been exercised or do not convert automatically into shares of PublicSq. Common Stock (as defined below) prior to the effective time of the Merger (the “Effective Time”) will be cancelled without consideration, each share of PublicSq. common stock, par value $0.001 per share (“PublicSq. Common Stock”), other than shares held by Michael Seifert (the “Founder”), will be automatically converted into the right to receive a number of shares of Class A Common Stock, par value $0.0001 per share, of the Company (“Colombier Class A Common Stock”) equal to the Conversion Ratio (as defined in the Merger Agreement); and each share of PublicSq. Common Stock held by the Founder will be automatically converted into the right to receive a number of shares of Class C Common Stock, par value $0.0001 per share, of the Company (“Colombier Class C Common Stock” and, together with Colombier Class A Common Stock, “Colombier Common Stock”) equal to the Conversion Ratio.

Pursuant to the terms of the Merger Agreement, the consideration to be delivered to the holders of PublicSq. Common Stock in connection with the Merger (the “Merger Consideration”) will be a number of newly issued shares of Colombier Common Stock with an aggregate value equal to $200.0 million, subject to adjustments for PublicSq.’s closing debt (net of cash). In addition to the right to receive Colombier Class A Common Stock or Colombier Class C Common Stock, as applicable, in the Merger, holders of PublicSq. Common Stock and certain other employees and service providers of PublicSq. (the “Deemed Equity Holders” and, together with the other earnout participants, collectively, the “PublicSq. Earnout Participants”) will be entitled to receive up to 3,000,000 shares of Colombier Class A Common Stock (the “Earn-Out Shares”) in the event certain metrics are satisfied during the period commencing on the Effective Time and ending on the fifth anniversary of the closing date (the “Earn-Out Period”). Specifically, in the event that, and upon the date during the Earn-Out Period on which, the volume-weighted average trading price of Colombier Class A Common Stock quoted on the New York Stock Exchange (“NYSE”) (or such other exchange on which the shares of Colombier Class A Common Stock are then listed) for any twenty (20) trading days within any thirty consecutive trading day period (the “Earn-Out Trading Price”) is greater than or equal to $12.50 (“Triggering Event I”), the PublicSq. Earnout Participants will be entitled to receive an aggregate of 1,000,000 Earn-Out Shares; in the event that, and upon the date during the Earn-Out Period on which, the Earn-Out Trading Price is greater than or equal to $15.00 (“Triggering Event II”), the PublicSq. Earnout Participants will be entitled to receive an aggregate of 1,000,000 additional Earn-Out Shares; and if, at any time during the Earn-Out Period and upon the date on which, the Earn-Out Trading Price is greater than or equal to $17.50 (“Triggering Event III” and, together with Triggering Event I and Triggering Event II, the “Triggering Events”), the PublicSq. Earnout Participants will be entitled to receive an aggregate of 1,000,000 additional Earn-Out Shares. If, during the Earn-Out Period, there is a change of control of the Company pursuant to which the Company or its stockholders have the right to receive consideration implying a value per share of Colombier Class A Common Stock equaling or exceeding the Earn-Out Trading Price underlying one or more Triggering Events, then, immediately prior to the consummation of such change of control, (i) to the extent the relevant Triggering Event has not previously occurred, such relevant Triggering Event shall be deemed to have occurred and (ii) each PublicSq. Earnout Participant shall be entitled to receive its pro rata share of the applicable number of Earn-Out Shares to be issued based on the deemed occurrence of the applicable Triggering Event(s).

In connection with the execution of the Merger Agreement, the Sponsor entered into a support agreement (the “Sponsor Support Agreement”) pursuant to which it has agreed that it will (i) fully comply with, and perform all of the obligations, covenants and agreements set forth in that certain letter agreement, dated June 8, 2021, between the Company and Sponsor (the “Insider Letter”); (ii) waive the anti-dilution rights with respect to the Sponsor’s Founder Shares that are triggered upon the conversion of the Founder Shares into Colombier Class A Common Stock upon the consummation of the Merger; (iii) waive any claims it has or may have against the Company, PublicSq. and each of their affiliates with respect to any claims occurring (or any circumstances existing) prior to Closing (as defined in the Merger Agreement),subject to certain exceptions; (iv) forfeit one percent of the Colombier Class B Common Stock and warrants to purchase Colombier Class A common stock held by the Sponsor for every one percent of redemptions in excess of an amount of shares equal to eighty percent of the sum of (a) the number of shares of Colombier Class A common stock issued and outstanding immediately prior to the Effective Time (as defined in the Merger Agreement), plus (b) the result of (i) the aggregate proceeds raised in any Permitted Financing (as defined in the Merger Agreement), divided by (ii) $10.00. Pursuant to the Sponsor Support Agreement, the Company has agreed to enforce the Insider Letter in accordance with its terms, and not to amend, modify or waive any provision of the Insider Letter without the prior written consent of PublicSq.

Certain stockholders of PublicSq. (the “PublicSq. Holders”) entered into support agreements (the “Company Support Agreements”), pursuant to which such stockholders agreed, among other things, to vote all shares of capital stock of PublicSq. beneficially owned by the PublicSq. Holders (the “PublicSq. Shares”) in favor of the Merger and related transactions. Such PublicSq. Holders also agreed to take certain other actions in support of the Merger Agreement and related transactions (and any actions required in furtherance thereof) and refrain from taking actions that would adversely affect such PublicSq. Holders’ ability to perform their obligations under the Company Support Agreements. Pursuant to the Company Support Agreements, the PublicSq. Holders also agreed not to transfer the PublicSq. Shares during the period from and including the date of the Company Support Agreement and the first to occur of the date of Closing or the date on which the Company Support Agreement is terminated, except for certain permitted transfers where the recipient also agrees to comply with the Company Support Agreement.

Certain PublicSq. Holders have agreed, subject to certain customary exceptions, not to (i) sell, offer to sell, contract or agree to sell, pledge or otherwise dispose of, directly or indirectly, any shares of the Company’s common stock held by them and issued as Merger Consideration (such shares, together with any securities convertible into or exchangeable for or representing the rights to receive shares of the Company acquired during the Lock-Up Period, as defined below, the “Lock-Up Shares”), (ii) enter into a transaction that would have the same effect, (iii) enter into any swap, hedge or other arrangement that transfers to another, in whole or in part, any of the economic consequences of ownership of the Lock-Up Shares or otherwise, or engage in any short sales or other arrangement with respect to the Lock-Up Shares, or (iv) publicly announce any intention to do any of the foregoing until the date that is one year after the Closing (the period from the Effective Time until such date, the “Lock-Up Period”). Such restrictions will lapse if, commencing on the 150th day following Closing, the volume-weighted average trading price of one share of Class A common stock quoted on the NYSE (or such other exchange on which the shares of Class A common stock are then listed) for any twenty trading days within any thirty consecutive trading day period is greater than or equal to $12.00.

The Merger Agreement may be terminated at any time prior to the Effective Time by either the Company or PublicSq. if the Merger and related transactions are not consummated on or before September 11, 2023 (the “Outside Date”), provided that the Company may extend the Outside Date for an additional period ending on the earlier of (A) the last date for the Company to consummate its Business Combination pursuant to an extension granted pursuant to the Company’s organizational documents and (B) December 31, 2023.

The terms of the Company’s Charter provide a Completion Window of 24 months from the date of closing of the Company’s Initial Public Offering (the “IPO Date”) or 27 months from the IPO Date if the Company has entered into a letter of intent, agreement in principle or definitive agreement for an initial business combination within 24 months from the IPO Date (such additional three-month period of the Completion Window, as incorporated into the terms of the Company’s Charter, the “Automatic Three Month Extension”). As previously disclosed in the Company’s Current Report on Form 8-K filed with the SEC on February 27, 2023 relating to the Company’s entry into the Merger Agreement and other transaction documents with PSQ, as a result of the Company’s entering into the Merger Agreement with PSQ on February 27, 2023 (prior to the 24-month anniversary of the IPO Date), the Company’s Completion Window has been automatically extended from June 11, 2023 to September 11, 2023, in accordance with the terms of the Company’s Charter.

Other Agreements

In connection with the proposed business combination which is the subject of the Merger Agreement (the “Business Combination”), the Company and the Representative of the Company’s underwriters for the Company’s Initial Public Offering (the “UW Representative”) agreed, pursuant to a letter agreement dated March 9, 2023, that the Company, in its discretion, could reallocate a portion of the “Deferred Discount,” as such term is defined in the Underwriting Agreement, dated June 8, 2021, entered into by the Company and the UW Representative, as representative of the underwriters in connection with the Initial Public Offering, to one or more third parties not participating in the Initial Public Offering; provided that the UW Representative is paid at least an agreed minimum amount of the Deferred Discount at the closing, if any, of the Business Combination with PublicSq. (the “PublicSq. Business Combination”).

The Company has not engaged Farvahar Capital (“Farvahar”) to provide financial, advisory, or other services to the Company in connection with the Initial Public Offering or the PublicSq. Business Combination. Accordingly, since inception, Farvahar has not received and is not expected to receive any fees, commissions or reimbursements of any expenses from the Company. The Company does not intend to engage Farvahar to provide any advisory or other services to the Company in connection with the PublicSq. Business Combination or otherwise.

In March, the Company entered into a letter agreement with Cantor Fitzgerald & Co. (“CF&CO”), pursuant to which CF&CO agreed to provide certain capital markets advisory services to the Company in connection with the Business Combination in consideration for advisory fees. These fees would be payable in cash contingent on the closing of the Merger.